Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 238,792	$ 331,687	$ 204,715
Investments	705,108	483,002	480,233
Accounts receivable	115,641	114,143	105,777
Expendable parts and supplies	81,825	74,502	62,247
Prepaid expenses	45,421	58,407	48,667
Other currents assets	11,701	7,650	5,946
Total current assets	1,198,488	1,069,391	907,585
Non - current assets
Investments	65,953	953	861
Accounts receivable	2,444	1,957
Prepaid expenses	26,130	26,398
Property and equipment	2,617,407	2,418,164	2,453,751
Net pension asset	3,185	8,826	6,050
Intangible assets	81,115	69,502	69,426
Deferred tax assets	19,099	18,339	12,708
Other non - current assets	31,140	27,065	68,193
Total non - current assets	2,846,473	2,571,204	2,610,989
Total assets	4,044,961	3,640,595	3,518,574
Current liabilities
Current maturities of long - term debt	298,462	222,718	245,514
Trade, other payables and financial liabilities	130,590	120,437	218,969
Air traffic liability	470,693	396,237	352,110
Frequent flyer deferred revenue	13,186	9,044	18,884
Taxes and interest payable	70,077	68,483	43,176
Accrued expenses payable	60,321	44,362	82,948
Income tax payable	3,700	1,401	24,066
Total current liabilities	1,047,029	862,682	985,667
Non-current liabilities
Long - term debt	876,119	961,414	1,055,183
Frequent flyer deferred revenue	33,115	26,324
Other long - term liabilities	130,621	108,448	54,339
Deferred tax liabilities	52,465	44,974	32,865
Total non - current liabilities	1,092,320	1,141,160	1,142,387
Total liabilities	2,139,349	2,003,842	2,128,054
Equity
Additional paid in capital	72,945	64,986	57,455
Treasury stock	(136,388)	(136,388)	(136,388)
Retained earnings	1,944,439	1,681,573	1,441,831
Accumulated other comprehensive loss	(3,888)	(1,872)	(768)
Total equity	1,905,612	1,636,753	1,390,520
Commitments and contingencies
Total liabilities and equity	4,044,961	3,640,595	3,518,574
Class A common stock [member]
Equity
Common stock	21,038	20,988	20,924
Total equity	21,038	20,988	20,924
Class B common stock [member]
Equity
Common stock	7,466	7,466	7,466
Total equity	$ 7,466	$ 7,466	$ 7,466